Goodwill, Intangible and Long-Lived Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of goodwill by reportable segment
A summary of changes in the Company’s carrying value of goodwill by reportable segment is as follows:

Goodwill	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Consolidated Totals
Balance at January 1, 2011 (a)	$286,744	$689,388	$115,719	$10,607	$1,102,458
Acquisitions			5,039		5,039
Currency and other adjustments	254	(109)	(408)	774	511
Balance at December 31, 2011 (a)	286,998	689,279	120,350	11,381	1,108,008
Acquisitions		17,357	24,707		42,064
Currency and other adjustments	(214)	(344)	7,230	(739)	5,933
Balance at December 31, 2012 (a)	286,784	706,292	152,287	10,642	1,156,005
Acquisitions	1,885		17,963		19,848
Currency and other adjustments	(1,369)	(2,941)	8,048	(904)	2,834
Balance at December 31, 2013 (a)	$287,300	$703,351	$178,298	$9,738	$1,178,687

(a)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).

Carrying value of intangible assets
A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-lived intangible assets			Trademarks with indefinite lives	Total intangible assets
	Software	All other	Subtotal
December 31, 2013
Weighted-average amortization period	8 years	10 years	9 years
Gross	$114,404	$327,962	$442,366
Accumulated amortization	(77,018)	(202,084)	(279,102)
Net value	$37,386	$125,878	$163,264	$150,035	$313,299
December 31, 2012
Weighted-average amortization period	8 years	12 years	11 years
Gross	$107,779	$337,089	$444,868
Accumulated amortization	(66,106)	(193,959)	(260,065)
Net value	$41,673	$143,130	$184,803	$162,750	$347,553
December 31, 2011
Weighted-average amortization period	7 years	13 years	11 years
Gross	$109,401	$274,086	$383,487
Accumulated amortization	(60,030)	(177,706)	(237,736)
Net value	$49,371	$96,380	$145,751	$160,122	$305,873